Asset Retirement Obligations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning of period			$ 21,171	$ 2,963	$ 2,963
Additions to ARO from new properties			6,030		17,545
Sales or abandonments of properties			(3,128)
Accretion expense during period	180	98	810	198	663
Asset retirement obligation - end of period	$ 24,883		$ 24,883		$ 21,171